Segment information - Summary of Operating Results of Reportable Segments (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) product_area	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of operating segments [line items]
Number of product areas | product_area	5
Turnover	€ 59,604	€ 60,073	€ 52,444
Operating profit	9,758	10,755	8,702
Non-underlying items	173	(1,072)	934
Underlying operating profit	9,931	9,683	9,636
Share of net profit/(loss) of joint ventures and associates	231	208	191
Within underlying operating profit:
Depreciation and amortisation	1,578	1,725	1,746
Share-based compensation and other non-cash charges	360	218	249
Within non-underlying items:
Impairment and other non-cash charges	(61)	607	58
Beauty & Wellbeing
Disclosure of operating segments [line items]
Turnover	12,466	12,250	10,138
Operating profit	2,209	2,154	2,135
Non-underlying items	122	138	102
Underlying operating profit	2,331	2,292	2,237
Share of net profit/(loss) of joint ventures and associates	1	1	4
Within underlying operating profit:
Depreciation and amortisation	257	282	256
Share-based compensation and other non-cash charges	73	43	46
Within non-underlying items:
Impairment and other non-cash charges	(6)	49	1
Personal Care
Disclosure of operating segments [line items]
Turnover	13,829	13,636	11,763
Operating profit	2,957	2,264	2,336
Non-underlying items	(165)	415	169
Underlying operating profit	2,792	2,679	2,505
Share of net profit/(loss) of joint ventures and associates	3	3	6
Within underlying operating profit:
Depreciation and amortisation	328	350	368
Share-based compensation and other non-cash charges	87	55	56
Within non-underlying items:
Impairment and other non-cash charges	4	259	12
Home Care
Disclosure of operating segments [line items]
Turnover	12,181	12,401	10,572
Operating profit	1,419	1,064	1,294
Non-underlying items	77	280	123
Underlying operating profit	1,496	1,344	1,417
Share of net profit/(loss) of joint ventures and associates	3	4	7
Within underlying operating profit:
Depreciation and amortisation	279	327	304
Share-based compensation and other non-cash charges	64	36	44
Within non-underlying items:
Impairment and other non-cash charges	(40)	152	12
Nutrition
Disclosure of operating segments [line items]
Turnover	13,204	13,898	13,104
Operating profit	2,413	4,497	2,104
Non-underlying items	47	(2,048)	421
Underlying operating profit	2,460	2,449	2,525
Share of net profit/(loss) of joint ventures and associates	221	196	170
Within underlying operating profit:
Depreciation and amortisation	283	349	413
Share-based compensation and other non-cash charges	89	51	69
Within non-underlying items:
Impairment and other non-cash charges	(18)	87	17
Ice Cream
Disclosure of operating segments [line items]
Turnover	7,924	7,888	6,867
Operating profit	760	776	833
Non-underlying items	92	143	119
Underlying operating profit	852	919	952
Share of net profit/(loss) of joint ventures and associates	3	4	4
Within underlying operating profit:
Depreciation and amortisation	431	417	405
Share-based compensation and other non-cash charges	47	33	34
Within non-underlying items:
Impairment and other non-cash charges	€ (1)	€ 60	€ 16